Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Summary of Securities Excluded from the Computation of Basic and Diluted Earnings Per Share - USD ($)
shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share:
Unvested restricted stock (in Dollars)	$ 1,448	$ 1,194	$ 748
Diluted earnings per share:
Potentially dilutive securities excluded as anti-dilutive	204	1,218	1,223
Stock Options1 [Member]
Diluted earnings per share:
Potentially dilutive securities excluded as anti-dilutive	201	1,054	1,193
Restricted Stock [Member]
Diluted earnings per share:
Potentially dilutive securities excluded as anti-dilutive	3	164	30